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                     SEI INSTITUTIONAL INTERNATIONAL TRUST

                           International Equity Fund

                     Supplement Dated August 5, 2003 to the
                Class A Shares Prospectus Dated January 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES IN SUB-ADVISERS FOR INTERNATIONAL EQUITY FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to JF International Management Inc., Martin Currie Inc., BlackRock International, Ltd. and Oechsle International Advisors, LLC under the sub-section entitled "International Equity Fund" are hereby deleted and replaced with the following paragraphs:

      FISHER INVESTMENTS, INC.: Fisher Investments, Inc. (Fisher), located at 13100 Skyline Blvd., Woodside, California 94062, serves as a Sub-Adviser to the International Equity Fund. A committee of investment professionals at Fisher manages the portion of the International Equity Fund's assets allocated to Fisher.

      ALLIANCE CAPITAL MANAGEMENT, L.P.: Alliance Capital Management, L.P. (Alliance Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the International Equity Fund. A committee of investment professionals at Alliance Capital manages the portion of the International Equity Fund's assets allocated to Alliance Capital.

      MCKINLEY CAPITAL MANAGEMENT, INC.: McKinley Capital Management, Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the International Equity Fund. A committee of investment professionals at McKinley Capital manages the portion of the International Equity Fund's assets allocated to McKinley Capital.

There are no changes to the other sub-advisers of the International Equity Fund.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                     SEI INSTITUTIONAL INTERNATIONAL TRUST

                           International Equity Fund

                     Supplement Dated August 4, 2003 to the
                Class I Shares Prospectus Dated January 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS I SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES IN SUB-ADVISERS FOR INTERNATIONAL EQUITY FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to JF International Management Inc., Martin Currie Inc., BlackRock International, Ltd. and Oechsle International Advisors, LLC under the sub-section entitled "International Equity Fund" are hereby deleted and replaced with the following paragraphs:

      FISHER INVESTMENTS, INC.: Fisher Investments, Inc. (Fisher), located at 13100 Skyline Blvd., Woodside, California 94062, serves as a Sub-Adviser to the International Equity Fund. A committee of investment professionals at Fisher manages the portion of the International Equity Fund's assets allocated to Fisher.

      ALLIANCE CAPITAL MANAGEMENT, L.P.: Alliance Capital Management, L.P. (Alliance Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the International Equity Fund. A committee of investment professionals at Alliance Capital manages the portion of the International Equity Fund's assets allocated to Alliance Capital.

      MCKINLEY CAPITAL MANAGEMENT, INC.: McKinley Capital Management, Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the International Equity Fund. A committee of investment professionals at McKinley Capital manages the portion of the International Equity Fund's assets allocated to McKinley Capital.

There are no changes to the other sub-advisers of the International Equity Fund.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                      SEI INSTITUTIONAL INTERNATIONAL TRUST
                            INTERNATIONAL EQUITY FUND

                         SUPPLEMENT DATED AUGUST 5, 2003
    TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED JANUARY 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

CHANGES IN SUB-ADVISERS FOR INTERNATIONAL EQUITY FUND

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraphs relating to JF International Management Inc., Martin Currie Inc., BlackRock International, Ltd. and Oechsle International Advisors, LLC are hereby deleted.

In addition, in the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the following paragraphs relating to Fisher Investments, Inc. and McKinley Capital Management, Inc. are added:

FISHER INVESTMENTS, INC.

     Fisher Investments, Inc. ("Fisher") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. Fisher is the successor firm to a sole-proprietorship operating under the name Fisher Investments, which began managing discretionary assets in 1978. Fisher is wholly-owned by its employees. Kenneth L. Fisher and Sherrilyn Fisher each have more than 25% but less than 50% ownership of the firm.

MCKINLEY CAPITAL MANAGEMENT, INC.

     McKinley Capital Management, Inc. ("McKinley Capital") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. McKinley Capital was founded in 1990 and is wholly-owned by its employees.

In addition, in the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Alliance Capital Management, LP has been deleted and replaced with the following:

ALLIANCE CAPITAL MANAGEMENT, LP

     Alliance Capital Management, LP ("Alliance Capital") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity and International Equity Funds. Alliance Capital is a Delaware Limited Partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA
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Financial, Inc. ("AXA Financial"), is a general partner. As of March 31, 2003,
Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30.7% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Capital Units"). Equity interests of Alliance Holding are traded on the NYSE in the form of units ("Alliance Holding Units"). As of March 31, 2003, AXA Financial was the beneficial owner of approximately 1.9% of the outstanding Alliance Holding Units and approximately 54.7% of the outstanding Alliance Capital Units, which, including the general partnership interests in Alliance Capital and Alliance Holding, represents an economic interest of approximately 55.7% in Alliance Capital.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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